Acquisition Of Navios Midstream (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Fair value of previously held interest (58.97%)			$ 31,515
Equity issuance (3,683,284 Navios Acquisition shares * $6.24)			22,984
Total purchase price			54,499
Fair value of assets and liabilities acquired:
Vessels			234,000
Current assets (including cash of $25,260			64,530
Favourable lease terms			36,900
Long term debt assumed (including current portion)			(198,337)
Current liabilities			(13,643)
Fair value of net assets acquired			123,450
Bargain purchase gain	$ 0	$ 0	$ 68,951